Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation of our Named Executive Officers (“NEOs”) including our Principal Executive Officer (“PEO”) and certain financial performance measures of the Company.

The table below presents information on the compensation of our PEO and our other NEOs in comparison to certain performance metrics for 2024 and 2023. The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table Total values for the applicable year as described in the footnotes to the table.

Pay Versus Performance Table for 2024

	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table	Compensation Actually	Average Summary Compensation Table Total for	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based On	Net
	Robert W. (Bill) Bennett	Robert W. (Bill) Bennett	Total for PEO Sam Klepfish	Paid to PEO Sam Klepfish	Non-PEO NEOs	Non-PEO NEOs	Total Shareholder	Income (loss)
Year	(1)(2)	(1)(3)	(1)(2)	(1)(3)	(1)(2)	(1)(3)	Return	(millions)
2024	$732,846	$2,632,635	$-	$-	$543,035	$2,363,478	$548	$2.6
2023	$1,615,172	$3,213,953	$1,988,891	$1,988,891	$337,686	$466,805	$227	$(4.4)
2022	$-	$-	$1,078,616	$1,078,616	$296,267	$291,067	$65	$(1.4)
(1)

In 2024, our PEO was Robert W. (Bill) Bennett; our non-PEO NEOs were Brady Smallwood and Gary Schubert.

In 2023, we had two CEOs: Robert W. (Bill) Bennett and Sam Klepfish; the non-PEO NEOs were Justin Wiernasz, Richard Tang, Brady Smallwood, and Gary Schubert.

In 2022, our CEO was Sam Klepfish and the non-PEO NEOs were Justin Wiernasz, Richard Tang, and Norma Vila.

(2)	Amounts represent the “Total” column as set forth in the Summary Compensation Table on page 21 of this Proxy Statement.
(3)	Amounts represent the “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K.

The table below reconciles the amount of compensation reported for our PEO Robert W. (Bill) Bennett to the amount of compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (4)	Equity Award Adjustments (5)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO

2024	$732,846	$-	$1,899,789	$-	$-	$2,632,635
2023	$1,615,172	$(660,541)	$2,259,322	$-	$-	$3,213,953
2022	$-	$-	$-	$-	$-	$-

The table below reconciles the amount of compensation reported for our PEO Sam Klepfish to the amount of compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO Sam Klepfish	Reported Value of Equity Awards (4)	Equity Award Adjustments (5)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO Sam Klepfish

2024	$-	$-	$-	$-	$-	$-
2023	$1,988,891	$(40,681)	$40,681	$-	$-	$1,988,891
2022	$1,078,616	$(466,186)	$466,186	$-	$-	$1,078,616
(4)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(5)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for our PEO Robert W. (Bill) Bennett are as follows:

Year	Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in a Prior Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2024	$-	$510,158	$-	$1,389,631	$-	$-	$1,899,789
2023	$1,631,824	$-	$627,498	$-	$-	$-	$2,259,322
2022	$-	$-	$-	$-	$-	$-	$-

The amounts deducted or added in calculating the equity award adjustments for our PEO Sam Klepfish are as follows:

Year	Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in a Prior Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Awards Adjustments

2024	$-	$-	$-	$-	$-	$-	$-
2023	$-	$-	$40,681	$-	$-	$-	$40,681
2022	$-	$-	$466,186	$-	$-	$-	$466,186

The table below reconciles the average amount of compensation reported for our non-PEO NEOs to the average amount of compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs

2024	$543,035	$(119,374)	$1,939,817	$-	$-	$2,363,478
2023	$337,686	$(52,437)	$181,556	$-	$-	$466,805
2022	$296,267	$(2,345)	$(2,855)	$-	$-	$291,067

The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted In a Prior Fiscal Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2024	$800,817	$767,086	$91,760	$280,154	$-	$-	$1,939,817
2023	$181,556	$-	$-	$-	$-	$-	$181,556
2022	$-	$-	$-	$(2,855)	$-	$-	$(2,855)

Named Executive Officers, Footnote	(1)

In 2024, our PEO was Robert W. (Bill) Bennett; our non-PEO NEOs were Brady Smallwood and Gary Schubert.

In 2023, we had two CEOs: Robert W. (Bill) Bennett and Sam Klepfish; the non-PEO NEOs were Justin Wiernasz, Richard Tang, Brady Smallwood, and Gary Schubert.

In 2022, our CEO was Sam Klepfish and the non-PEO NEOs were Justin Wiernasz, Richard Tang, and Norma Vila.

Adjustment To PEO Compensation, Footnote

The table below reconciles the amount of compensation reported for our PEO Robert W. (Bill) Bennett to the amount of compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (4)	Equity Award Adjustments (5)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO

2024	$732,846	$-	$1,899,789	$-	$-	$2,632,635
2023	$1,615,172	$(660,541)	$2,259,322	$-	$-	$3,213,953
2022	$-	$-	$-	$-	$-	$-

The table below reconciles the amount of compensation reported for our PEO Sam Klepfish to the amount of compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO Sam Klepfish	Reported Value of Equity Awards (4)	Equity Award Adjustments (5)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO Sam Klepfish

2024	$-	$-	$-	$-	$-	$-
2023	$1,988,891	$(40,681)	$40,681	$-	$-	$1,988,891
2022	$1,078,616	$(466,186)	$466,186	$-	$-	$1,078,616
(4)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(5)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for our PEO Robert W. (Bill) Bennett are as follows:

Year	Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in a Prior Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2024	$-	$510,158	$-	$1,389,631	$-	$-	$1,899,789
2023	$1,631,824	$-	$627,498	$-	$-	$-	$2,259,322
2022	$-	$-	$-	$-	$-	$-	$-

The amounts deducted or added in calculating the equity award adjustments for our PEO Sam Klepfish are as follows:

Year	Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in a Prior Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Awards Adjustments

2024	$-	$-	$-	$-	$-	$-	$-
2023	$-	$-	$40,681	$-	$-	$-	$40,681
2022	$-	$-	$466,186	$-	$-	$-	$466,186

Non-PEO NEO Average Total Compensation Amount	$ 543,035	$ 337,686	$ 296,267
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,363,478	466,805	291,067
Adjustment to Non-PEO NEO Compensation Footnote

The table below reconciles the average amount of compensation reported for our non-PEO NEOs to the average amount of compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs

2024	$543,035	$(119,374)	$1,939,817	$-	$-	$2,363,478
2023	$337,686	$(52,437)	$181,556	$-	$-	$466,805
2022	$296,267	$(2,345)	$(2,855)	$-	$-	$291,067

The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted In a Prior Fiscal Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2024	$800,817	$767,086	$91,760	$280,154	$-	$-	$1,939,817
2023	$181,556	$-	$-	$-	$-	$-	$181,556
2022	$-	$-	$-	$(2,855)	$-	$-	$(2,855)

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative Total Shareholder Return (“TSR”)

As demonstrated by the following graph, the amount of total compensation actually paid to our CEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our CEOs) is generally aligned with the Company’s cumulative TSR over the three years presented in the “Pay Versus Performance Table for 2024”. For additional information, see the section captioned “Executive Compensation” beginning on page 20 of this Proxy Statement.

a.	The 2023 PEO bar includes the combined compensation of the Company’s two CEOs who served during the year.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

As demonstrated by the following graph, the amount of total compensation actually paid to our CEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our CEOs) is generally not aligned with the Company’s net income over the three years presented in the “Pay Versus Performance Table for 2024”. The Company uses net income as a specific performance measure in the overall executive compensation program along with gross margin levels, which the Company considers a leading indicator of profitability over the long term. For additional information regarding the performance measures used to determine cash- and equity-based incentive compensation for the Company’s NEOs, see the section captioned “Executive Compensation” beginning on page 20 of this Proxy Statement.

a.	The 2023 PEO bar includes the combined compensation of the Company’s two CEOs who served during the year.

Total Shareholder Return Amount	$ 548	227	65
Net Income (Loss)	$ 2,600,000	(4,400,000)	(1,400,000)
Additional 402(v) Disclosure	Amounts represent the “Total” column as set forth in the Summary Compensation Table on page 21 of this Proxy Statement.(3)Amounts represent the “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K.
Robert W. (Bill) Bennett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 732,846	1,615,172	0
PEO Actually Paid Compensation Amount	$ 2,632,635	$ 3,213,953	0
PEO Name	Robert W. (Bill) Bennett	Robert W. (Bill) Bennett
Sam Klepfish [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 1,988,891	1,078,616
PEO Actually Paid Compensation Amount	0	$ 1,988,891	$ 1,078,616
PEO Name		Sam Klepfish	Sam Klepfish
PEO | Robert W. (Bill) Bennett [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 0
PEO | Robert W. (Bill) Bennett [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Robert W. (Bill) Bennett [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(660,541)	$ 0
PEO | Robert W. (Bill) Bennett [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,899,789	2,259,322	0
PEO | Robert W. (Bill) Bennett [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,631,824	0
PEO | Robert W. (Bill) Bennett [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	510,158	0	0
PEO | Robert W. (Bill) Bennett [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	627,498	0
PEO | Robert W. (Bill) Bennett [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,389,631	0	0
PEO | Robert W. (Bill) Bennett [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Robert W. (Bill) Bennett [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(40,681)	(466,186)
PEO | Sam Klepfish [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	40,681	466,186
PEO | Sam Klepfish [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	40,681	466,186
PEO | Sam Klepfish [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,374)	(52,437)	(2,345)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,939,817	181,556	(2,855)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	800,817	181,556	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	767,086	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,760	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	280,154	0	(2,855)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0